Investments (Credit Loss Component Of OTTI On Debt Securities Recognized In Earnings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning Balance	$ 26,658	$ 26,023
Additional credit impairment	576	1,273
Called		(638)
Sold	(1,235)
Ending Balance	25,999	26,658
Debt Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning Balance	20,610	20,893
Additional credit impairment	576	355
Called		(638)
Ending Balance	21,186	20,610
Equity Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning Balance	6,048	5,130
Additional credit impairment		918
Sold	(1,235)
Ending Balance	$ 4,813	$ 6,048